Cover	Jan. 31, 2025
Cover [Abstract]
Entity Registrant Name	MILL CITY VENTURES III, LTD.
Entity Central Index Key	0001425355
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 31, 2025
Entity File Number	001-41472
Entity Incorporation State Country Code	MN
Entity Tax Identification Number	90-0316651
Entity Address Address Line 1	1907 Wayzata Boulevard
Entity Address Address Line 2	Suite 205
Entity Address City Or Town	Wayzata
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55391
City Area Code	952
Local Phone Number	479-1923
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false